Investments - Allowance for credit losses on fixed maturities (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 28	$ 0
Impact of adoption of new accounting policy	0	0
Initial allowance for purchased securities with credit deterioration	0	1
Provision for expected credit losses on securities with no previous allowance	1	51
Additions (reductions) to previously recognized expected credit losses	(8)	(19)
Reductions due to sales or redemptions	(6)	(5)
Ending balance	15	28
Structured Securities
Allowance for Credit Losses [Roll Forward]
Beginning balance	24	0
Impact of adoption of new accounting policy	0	0
Initial allowance for purchased securities with credit deterioration	0	1
Provision for expected credit losses on securities with no previous allowance	0	28
Additions (reductions) to previously recognized expected credit losses	(7)	(5)
Reductions due to sales or redemptions	(2)	0
Ending balance	15	24
Corporate and other
Allowance for Credit Losses [Roll Forward]
Beginning balance	4	0
Impact of adoption of new accounting policy	0	0
Initial allowance for purchased securities with credit deterioration	0	0
Provision for expected credit losses on securities with no previous allowance	1	23
Additions (reductions) to previously recognized expected credit losses	(1)	(14)
Reductions due to sales or redemptions	(4)	(5)
Ending balance	$ 0	$ 4